Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement [Abstract]
Fair Value Of Financial Assets And Liabilities
12. FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

(1)	The fair value hierarchy
The fair value hierarchy for financial instruments is determined by the amount of observable market data. The specific financial instruments characteristics and market condition such as the existence of the transactions among market participants and transparency are reflected to the market observable inputs. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market assumptions are not readily available, the Group’s own assumptions reflect those that market participants would use for measuring the assets or liabilities at the measurement date.

The fair value measurement is described in one of the following three levels used to classify fair value measurements:

•
Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.

•
Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.

•
Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.

(2)	Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	73,951	—	—	73,951
Debt securities	4,304,048	2,489,883	7,357	6,801,288
Equity securities	22,414	—	398,899	421,313
Capital contributions	—	4,185	2,853,513	2,857,698
Beneficiary certificates	156,898	2,301,044	2,105,160	4,563,102
Loans	—	69,401	34,776	104,177
Derivative assets	—	10,093,344	1,188	10,094,532
Other financial assets in foreign currency	—	—	48,345	48,345
Others	—	—	238,266	238,266

Sub-total	4,557,311	14,957,857	5,687,504	25,202,672

Financial assets at FVTOCI
Debt securities	14,117,592	28,805,079	—	42,922,671
Equity securities	315,640	—	559,434	875,074

Sub-total	14,433,232	28,805,079	559,434	43,797,745

Derivative assets (designated for hedging)	—	175,191	—	175,191

Total	18,990,543	43,938,127	6,246,938	69,175,608

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	74,205	—	—	74,205
Derivative liabilities	—	9,090,696	1,402	9,092,098
Securities sold	182,478	—	—	182,478

Sub-total	256,683	9,090,696	1,402	9,348,781
Financial instruments designated to be measured at FVTPL
Deposits due to customers	—	547,816	—	547,816
Derivative liabilities (designated for hedging)	—	102,815	—	102,815

Total	256,683	9,741,327	1,402	9,999,412

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	December 31, 2025
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	261,470	—	—	261,470
Debt securities	4,635,643	4,840,091	76,347	9,552,081
Equity securities	1,063,788	—	549,631	1,613,419
Capital contributions	—	12,186	3,073,129	3,085,315
Beneficiary certificates	1,118,879	4,112,983	7,127,621	12,359,483
Loans	—	901,831	224,615	1,126,446
Derivative assets	—	5,773,283	920	5,774,203
Other financial assets in foreign currency	—	1,898	83,949	85,847
Others	—	146,475	240,736	387,211

Sub-total	7,079,780	15,788,747	11,376,948	34,245,475

Financial assets at FVTOCI
Debt securities	29,820,964	52,240,432	—	82,061,396
Equity securities	363,401	—	1,064,484	1,427,885
Loans	—	—	10,241	10,241

Sub-total	30,184,365	52,240,432	1,074,725	83,499,522

Derivative assets (designated for hedging)	—	217,180	—	217,180

Total	37,264,145	68,246,359	12,451,673	117,962,177

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	263,251	—	—	263,251
Derivative liabilities	—	5,129,428	236	5,129,664
Securities sold	496,518	—	—	496,518

Sub-total	759,769	5,129,428	236	5,889,433

Financial instruments designated to be measured at FVTPL
Deposits due to customers	—	467,501	—	467,501
Derivative liabilities (designated for hedging)	—	615,361	—	615,361

Total	759,769	6,212,290	236	6,972,295

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods. Valuation methods and input variables for each type of financial instrument are as follows:

1) Valuation methods and input variables for each type of financial instrument classified into level 2 in December 31, 2024 and 2025 are as follows:

	Valuation methods	Input variables
Debt securities	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread, Monte-Carlo Simulation, and Hull-White model, etc.	Risk-free market rate, credit spread, risk-free rate, credit spread, matrix method yield to maturity, effective credit grade, company-specific risk spread, weighted average expected maturity of MBS with consideration for prepayment, exchange rate, and stock price

Equity Securities, capital contributions and beneficiary certificates	Fair value is measured by using the net asset value method, DCF, FCFE (Free Cash Flow to Equity Model), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC (Least-Squares Monte Carlo), and Hull-White model.
Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate beta, discount rate based on credit rating, volatility of stock prices, and volatility of interest rates.

Derivatives	Fair value is measured by models such as option model, DCF model and, Implied Forward Rate calculation method etc.	Discount rate, volatility of underlying assets, exchange rate, OIS, KTB, and CDS rates.

Loans	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	Risk-free market rate and credit spread

Deposits due to customers	Fair value is measured by Hull-White model.	Swaption Volume etc.

2) Valuation methods and input variables for each type of financial instrument classified into level 3 in December 31, 2024 and 2025 are as follows:

	Valuation methods	Input variables
Loans	Fair value is measured by using the DCF model (Discounted Cash Flow Model) and risk-adjusted discount rate method (Tsiveriotis-Fernandes), LSMC (Least-Squares Monte Carlo), BDT model, and Hull-White which are generally used in the market considering the price of underlying assets and volatility.	Price of underlying assets, volatility, discount rate, volatility of stock, risk-free market rate, credit spread, interest rate, correlation coefficient

Equity Securities, capital contributions and beneficiary certificates	Fair value is measured using one or more valuation methodologies—such as the Discounted Cash Flow (DCF) model, Free Cash Flow to Equity (FCFE) model, comparable company analysis, dividend discount model, risk-adjusted discount rate method, net asset value method, LSMC, binomial model, market approach, Hull-White model, or recent (most recent) transaction method—selected as appropriate in consideration of the characteristics of the valuation subject.	Risk-free market return, market risk premium, company beta, stock price, underlying asset volatility, fair value of underlying assets, price of the underlying asset, recent transaction price, discount rate based on credit rating, interest rate volatility, real estate sale price volatility, price-to-book ratio (PBR), price-to-sales ratio (PSR), net asset value, paid-in capital increase amount, issuance information by instrument, matrix-based yield to maturity (YTM), company-specific risk spread, perpetual growth rate, liquidation value change rate and interest rate.

Debt securities	Future cash flows of the debt securities are measured by discounting them using a market interest rate applicable to companies with credit ratings similar to that of the issuer	Discount rate, perpetual growth rate, and liquidation value change rate

Derivatives	Fair value is measured by models such as option model.	Correlation coefficient, stock price, volatility of underlying assets etc.

Others	The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.	Stock price, volatility of underlying assets etc.

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

December 31, 2024
	Fair value measurement technique	Type	Significant unobservable inputs	Range	Impact of changes in significant unobservable inputs on fair value measurement
Debt securities	LSMC(Hull-White)		Volatility	28.09%~88.35%	Variation of fair value increases as volatility increases.
Loans	DCF model		Discount rate	4.17%~5.98%	Fair value increases as discount rate decreases.
Derivatives	Option valuation model and others	Equity related	Correlation coefficient	0.29~0.65	Variation of fair value increases as correlation coefficient increases.
			Stock prices, Volatility of underlying asset	25.71%	Variation of fair value increases as volatility and stock price increases.
			Discount rate	3.94%~19.62%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00%	Fair value increases as terminal growth rate increases.
Equity Securities, capital contributions, and beneficiary certificates	Binomial Tree		Stock prices, Volatility of underlying asset	18.76%~36.37%	Variation of fair value increases as volatility of underlying asset and stock price increases.
	DCF model and others		Discount rate	4.76%~19.84%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00%~1.00%	Fair value increases as terminal growth rate increases.
			Liquidation value	-1.00%~1.00%	Fair value increases as liquidation value increases.
	LMSC(Hull-White)		Volatility of stock	29.30%	Variation of fair value increases as volatility increases.
			Discount rate	6.45%~15.56%	Fair value increases as discount rate decreases.
Others	Binomial Tree		Stock prices, Volatility of underlying asset	18.36%~36.90%	Variation of fair value increases as volatility of underlying asset and stock price increases.

December 31, 2025
	Fair value measurement technique	Type	Significant unobservable inputs	Range	Impact of changes in significant unobservable inputs on fair value measurement
Debt securities	LSMC(Hull-White)		Volatility	23.45% ~37.48%	Variation of fair value increases as volatility increases.
Loans	DCF model		Discount rate	0.70% ~5.26%	Fair value increases as discount rate decreases.
Derivative assets	Option valuation model and others	Equity related	Stock prices, Volatility of underlying asset	22.55%	Variation of fair value increases as stock price and volatility increases.
			Discount rate	16.88%	Fair value increases as discount rate decreases.
			Liquidation value	0.00%	Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and Beneficiary certificates	Binomial Tree		Volatility of stock	20.19% ~31.51%	Variation of fair value increases as volatility of stock increases.
			Stock prices, Volatility of underlying asset	14.91% ~34.34%	Variation of fair value increases as stock price and volatility of underlying asset increases.
	DCF model and others		Discount rate	2.77% ~19.05%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00% ~1.00%	Fair value increases as terminal growth rate increases.
			Liquidation value	-1.00% ~12.41%	Fair value increases as liquidation value increases.
			Int e rest rate	2.38%~3.42%	Fair value increases as interest rate decreases.
	LSMC(Hull-White)		Volatility	0.56%	Variation of fair value increases as volatility increases.
			Discount rate	3.83% ~ 6.10%	Fair value increases as discount rate decreases.
	Market Value Approach		Stock price	27.86% ~31.51%	Variation of fair value increases as stock price volatility increases.
Others	Binomial Tree		Stock prices, Volatility of underlying asset	14.91% ~42.44%	Variation of fair value increases as volatility of underlying asset and stock price increases.
Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.

(3)	Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Beginning balance	Business combination	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	1,078	—	152	—	4,000	(1,000)	—	4,230
Equity securities	307,851	10,628	10,632	—	62,638	(32,630)	(5,840)	353,279
Capital contributions	1,976,474	10,977	65,437	—	655,921	(249,163)	—	2,459,646
Beneficiary certificates	1,458,776	—	3,534	—	280,435	(36,780)	—	1,705,965
Loans	104,505	—	483	—	577,296	(626,282)	—	56,002
Derivative assets	93,970	—	41,620	—	2,273	(8,725)	—	129,138
Other financial assets in foreign currency	41,679	—	729	—	—	—	—	42,408
Others	144,840	—	9,015	—	32,214	(2,795)	—	183,274

Sub-total	4,129,173	21,605	131,602	—	1,614,777	(957,375)	(5,840)	4,933,942

Financial assets at FVTOCI
Equity securities	557,065	—	—	(6,564)	343	(2,657)	(23)	548,164
Loans	—	—	—	—	139,567	(139,567)	—	—

Sub-total	557,065	—	—	(6,564)	139,910	(142,224)	(23)	548,164

Total	4,686,238	21,605	131,602	(6,564)	1,754,687	(1,099,599)	(5,863)	5,482,106

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	9,449	—	1,994	—	—	(9,449)	—	1,994

Total	9,449	—	1,994	—	—	(9,449)	—	1,994

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 171,095 million Won for the year ended December 31, 2023, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2024
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	4,230	727	—	5,000	(2,600)	—	7,357
Equity securities	353,279	(3,909)	—	72,230	(24,648)	1,947	398,899
Capital contributions	2,459,646	89,418	—	565,396	(254,369)	(6,578)	2,853,513
Beneficiary certificates	1,705,965	58,640	—	403,439	(62,632)	(252)	2,105,160
Loans	56,002	754	—	326,516	(348,496)	—	34,776
Derivative assets	129,138	(1,169)	—	327	(127,108)	—	1,188
Other financial assets in foreign currency	42,408	5,937	—	—	—	—	48,345
Others	183,274	13,336	—	58,813	(17,157)	—	238,266

Sub-total	4,933,942	163,734	—	1,431,721	(837,010)	(4,883)	5,687,504

Financial assets at FVTOCI
Equity securities	548,164	—	10,920	2,841	(5,954)	3,463	559,434
Loans	—	—	—	202,916	(202,916)	—	—

Sub-total	548,164	—	10,920	205,757	(208,870)	3,463	559,434

Total	5,482,106	163,734	10,920	1,637,478	(1,045,880)	(1,420)	6,246,938

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	1,994	1,115	—	—	(1,707)	—	1,402

Total	1,994	1,115	—	—	(1,707)	—	1,402

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amount
s
to 204,822 million Won for the year ended December 31, 2024, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2025
	Beginning balance	Business combination	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	7,357	—	19,786	—	56,562	(7,358)	—	76,347
Equity securities	398,899	98,457	11,895	—	78,615	(21,274)	(16,961)	549,631
Capital contributions	2,853,513	55,160	45,937	—	467,100	(344,275)	(4,306)	3,073,129
Beneficiary certificates	2,105,160	4,844,951	50,083	—	204,980	(77,553)	—	7,127,621
Loans	34,776	205,627	2,869	—	10,302	(28,959)	—	224,615
Derivative assets	1,188	—	(1,473)	—	1,349	(144)	—	920
Other financial assets in foreign currency	48,345	—	(117)	—	35,721	—	—	83,949
Others	238,266	—	9,603	—	12,095	(19,229)	—	240,735

Sub-total	5,687,504	5,204,195	138,583	—	866,724	(498,792)	(21,267)	11,376,947

Financial assets at FVTOCI
Equity securities	559,434	421,450	—	86,683	3,038	(905)	(5,216)	1,064,484
Loans	—	—	—	3	348,428	(338,190)	—	10,241

Sub-total	559,434	421,450	—	86,686	351,466	(339,095)	(5,216)	1,074,725

Total	6,246,938	5,625,645	138,583	86,686	1,218,190	(837,887)	(26,483)	12,451,672

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	1,402	—	—	—	236	(1,402)	—	236

Total	1,402	—	—	—	236	(1,402)	—	236

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amount
s
to 70,463 million Won for the year ended December 31, 2025, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
(4) Sensitivity analysis results on reasonable fluctuation of the significant unobservable input variables for the fair value of Level 3 financial instruments are as follows.
The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the table below reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate-related derivatives, currency-related derivatives, equity related derivatives, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Meanwhile, among the financial instruments that are classified as Level 3 amounting to 6,248,340 million Won and 12,451,909 million Won as of December 31, 2024 and 2025 respectively, equity instruments of 5,655,401 million Won and 6,234,075 million Won whose carrying amount is
considered to represent the reasonable approximation of fair value are excluded from the sensitivity analysis.

The sensitivity on fluctuation of input variables by financial instruments as of December 31, 2023, 2024 and 2025 is as follows (Unit: Korean Won in millions):

	December 31, 2023
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	88	(95)	—	—
Loans (*2)	202	(199)	—	—
Debt securities (*3)	21	(22)	—	—
Equity securities (*2)(*3)	11,562	(8,953)	—	—
Beneficiary certificates (*4)	722	(722)	—	—
Others (*2)	4,098	(3,921)	—	—
Financial assets at FVTOCI
Equity securities (*3)(*4)	—	—	28,020	(22,302)

Total	16,693	(13,912)	28,020	(22,302)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	10	(7)	—	—

Total	10	(7)	—	—

(*1)	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.
(*2)
Fair value changes of equity securities are calculated by increasing or decreasing stock prices
(-10%~10%)
and volatility
(-10%p~10%p).
The stock prices and volatility are major unobservable variables.

(*3)
Fair value
changes of equity securities
are calculated by
increasing or decreasing
growth rate (-1%p~1%p) and discount rate
(-1%p~1%p)
or liquidation value
(-1%p~1%p).
The growth rate,
discount rate, and liquidation
value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2024
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	50	(51)	—	—
Loans (*2)	155	(152)	—	—
Debt securities (*3)	469	(435)	—	—
Equity securities (*2)(*4)(*5)	19,824	(14,380)	—	—
Beneficiary certificates (*6)	706	(705)	—	—
Others (*4)(*6)	2,554	(2,402)	—	—
Financial assets at FVTOCI
Equity securities (*5)(*6)(*7)	—	—	47,087	(32,879)

Total	23,758	(18,125)	47,087	(32,879)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	—	—	—	—

Total	—	—	—	—

(*1)
Fair value changes of equity-related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.

(*2)	Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables.
(*3)	Fair value changes are calculated by increasing or decreasing stock price volatility by 10%, which are major unobservable variables.
(*4)	Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables.
(*5)
Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate
(-1%p~1%p)
or liquidation value
(-1%p~1%p),
which are major unobservable variables.

(*6)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.

(*7)	Fair value changes of equity securities are calculated by increasing or decreasing correlation between growth rate and discount rate, which are unobservable variables.

	December 31, 2025
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)(*4)	19	(19)	—	—
Loans (*2)	258	(265)	—	—
Debt securities (*3)	1,343	(1,360)	—	—
Equity securities (*2)(*4)(*5)	23,858	(17,454)	—	—
Beneficiary certificates (*5)(*6)	55,124	(52,986)	—	—
Others (*4)	2,731	(2,458)	—	—
Financial assets at FVTOCI
Equity securities (*5)	—	—	50,556	(44,137)

Total	83,333	(74,542)	50,556	(44,137)

(*1)
Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing liquidation value or discount rate, which are major unobservable variables, by 1% each, respectively.

(*2)
Fair value changes of equity securities are calculated by increasing or decreasing the correlation between the key unobservable inputs—growth rate (0–1%) and discount rate, or liquidation value (–1–1%) and discount rate.

(*3)	Fair value changes of equity securities are calculated by increasing or decreasing stock price volatility, which is major unobservable variables, by 10%.

(*4)	Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%p~10%p) and volatility (-10%p~10%p), which are major unobservable variables.
(*5)
Fair value changes of equity securities are calculated by increasing or decreasing discount rate (-1%p~1%p) and growth rate (-1%p~1%p) and or liquidation value (-1%p~1%p), which are major unobservable variables.

(*6)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing liquidation value of real estate which is underlying assets and discount rate by 1%.

(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	3,242,384	15,894,576	9,991	19,146,951	19,203,177
Loans and other financial assets at amortized cost	—	7,149,151	393,995,021	401,144,172	398,471,816
Financial liabilities:
Deposits due to customers	—	367,128,451	—	367,128,451	366,821,156
Borrowings	—	29,622,705	432,561	30,055,266	30,117,031
Debentures	—	48,273,103	—	48,273,103	48,207,103
Other financial liabilities (*)	—	30,201,229	809,007	31,010,236	31,786,960

(*)	Lease liabilities are excluded as of December 31, 2024.

	December 31, 2025
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	6,900,333	11,750,572	—	18,650,905	18,707,459
Loans and other financial assets at amortized cost	—	9,214,407	405,939,832	415,154,239	412,495,783
Financial liabilities:
Deposits due to customers	—	376,725,914	—	376,725,914	376,580,845
Borrowings	—	33,953,026	184,609	34,137,635	34,183,267
Debentures	—	54,302,059	1,256,084	55,558,143	55,583,392
Investment contract liabilities	—	—	3,433,611	3,433,611	3,433,611
Other financial liabilities (*)	—	36,473,258	932,195	37,405,453	37,576,486

(*)	Lease liabilities are excluded as of December 31, 2025.
The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines fair value by using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized cost are given as follows:

	Valuation methods	Input variables
Securities at amortized cost	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.	Risk-free market rate and credit spread
Loans and other financial assets at amortized cost	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, credit spread and prepayment rate
Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flow of debt products by applying the market discount rate that is reflecting credit rating of the Group or the market discount rate used for similar in products.	Risk-free market rate, credit spread and forward rate
Investment contract liabilities	Since it is difficult to derive reliable expected cash flows, the book value of the reserves calculated in accordance with the Insurance Business Act and the Insurance Supervisory Regulations was used as a proxy for fair value.	-

(6) Deferred day 1 profits or losses
Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Beginning balance	17,964	7,848	28
Amounts recognized in losses	(10,116)	(7,820)	(28)

Ending balance	7,848	28	—

In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded as the transaction price at the time of acquisition, even though there are difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses as of December 31, 2024 and 2025.
(7) Financial instruments by category
Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2024
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	73,951	—	2,630,604	—	2,704,555
Securities	14,879,996	43,797,745	19,203,177	—	77,880,918
Loans	104,177	—	386,069,294	—	386,173,471
Derivative assets	10,094,532	—	—	175,191	10,269,723
Other financial assets	50,016	—	9,771,918	—	9,821,934

Total	25,202,672	43,797,745	417,674,993	175,191	486,850,601

	December 31, 2024
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities designated to be measured at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	74,205	547,816	366,821,156	—	367,443,177
Borrowings	182,478	—	30,117,031	—	30,299,509
Debentures	—	—	48,207,103	—	48,207,103
Derivative liabilities	9,092,098	—	—	102,815	9,194,913
Other financial liabilities (*)	—	—	31,786,960	—	31,786,960

Total	9,348,781	547,816	476,932,250	102,815	486,931,662

(*)	Lease liabilities are excluded as of December 31, 2024.

	December 31, 2025
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	261,470	—	2,674,644	—	2,936,114
Securities	26,997,640	83,489,281	18,707,459	—	129,194,380
Loans	1,126,446	10,241	398,706,030	—	399,842,717
Derivative assets	5,774,203	—	—	217,180	5,991,383
Other financial assets	85,716	—	11,115,109	—	11,200,825

Total	34,245,475	83,499,522	431,203,242	217,180	549,165,419

	December 31, 2025
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities designated to be measured at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	263,251	467,501	376,580,845	—	377,311,597
Borrowings	496,518	—	34,183,267	—	34,679,785
Debentures	—	—	55,583,392	—	55,583,392
Investment contract liabilities	—	—	3,433,611	—	3,433,611
Derivative liabilities	5,129,664	—	—	615,361	5,745,025
Other financial liabilities (*)	—	—	37,576,486	—	37,576,486

Total	5,889,433	467,501	507,357,601	615,361	514,329,896

(*)	Lease liabilities are excluded as of December 31, 2025.
(8) Income or expense from financial instruments by category
Income or expense from financial assets and liabilities by each category during the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	192,094	514	—	488,486	222,357	903,451
Financial assets at FVTOCI	999,407	1,621	(16,542)	(37,641)	17,936	964,781
Securities at amortized cost	782,513	—	(5,549)	—	—	776,964
Loans and other financial assets at amortized cost	18,667,540	578,387	(1,839,987)	203,942	—	17,609,882
Financial liabilities at amortized cost	(11,887,127)	1,247	—	—	—	(11,885,880)
Net derivatives (designated for hedging)	—	—	—	15,678	—	15,678

Total	8,754,427	581,769	(1,862,078)	670,465	240,293	8,384,876

	For the year ended December 31, 2024
	Interest income (expense)	Fees and commissions income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial instruments at FVTPL	236,793	1,174	—	1,512,430	291,123	2,041,520
Financial instruments designated to be measured at FVTPL (*)	—	—	—	(19,647)	—	(19,647)
Financial assets at FVTOCI	1,281,642	951	(8,868)	96,620	19,198	1,389,543
Securities at amortized cost	643,056	—	3,287	—	—	646,343
Loans and other financial assets at amortized cost	19,851,850	566,911	(1,715,074)	286,885	—	18,990,572
Financial liabilities at amortized cost	(13,108,310)	56	—	—	—	(13,108,254)
Net derivatives (designated for hedging)	—	—	—	128,646	—	128,646

Total	8,905,031	569,092	(1,720,655)	2,004,934	310,321	10,068,723

(*)	The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024.

	For the year ended December 31, 2025
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	303,458	(480)	—	723,045	455,021	1,481,044
Financial instruments designated to be	—	—	—	2,894	—	2,894
Financial assets at FVTOCI	1,866,114	280	(10,190)	130,620	29,444	2,016,268
Securities at amortized cost	539,933	—	(330)	—	—	539,603
Loans and other financial assets at amortized cost	18,470,052	44,386	(2,087,384)	107,667	—	16,534,721
Financial liabilities at amortized cost	(11,382,195)	1	—	—	—	(11,382,194)
Net derivatives (designated for hedging)	—	—	—	(449,507)	—	(449,507)

Total	9,797,362	44,187	(2,097,904)	514,719	484,465	8,742,829

(*)	The amounts recognized in other comprehensive loss related to financial liabilities designated to be measured at FVTPL are 74 million Won during the year ended December 31, 2025.